Remuneration and other benefits paid to the Bank’s directors and senior managers (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions key personnel
Comparison between amounts received in 2019 and 2020
The chart below shows the comparison between the amounts received in 2019 and those received in 2020:

	2019			2020			% Var. 2020 vs 2019
	Salary	Bonus	Total	Salary	Bonus	Total
Chairman	3,176	6,512	9,688	3,176	1,668	4,844	(50)%
CEO	2,541	4,352	6,893	2,541	906	3,447	(50)%

Summary of key personnel in Banco Santander (Brasil) remuneration	The remuneration he has received in his role as CEO and vice-president of Banco Santander (Brasil) (Santander Brasil) is:

2020	BRL thousand	EUR thousand
Base salary	12,645	2,175
Other fixed benefits	39	7
Pensions	5,041	867
Variable remuneration	30,240	5,201
Total	47,965	8,250

Deferred variable compensation plans
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans

Share-based variable remuneration
	Maximum number of shares to be delivered at January 1,2019	Shares delivered in 2019 (immediate payment 2018 variable remuneration)	Shares delivered in 2019 (deferred payment 2017 variable remuneration)	Shares delivered in 2019 (deferred payment 2016 variable remuneration)	Shares delivered in 2019 (deferred payment 2015 variable remuneration)	Variable remuneration 2019 (Maximum number of shares to be delivered)
2015 variable remuneration[4]
Ms Ana Botín-Sanz de Sautuola y O’Shea	193,213	—	—	—	(64,404)	—
Mr José Antonio Álvarez Álvarez	128,431	—	—	—	(42,811)	—
Mr Rodrigo Echenique Gordillo[3]	95,134	—	—	—	(31,712)	—
	416,778				(138,927)
2016 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	288,410	—	—	(72,102)	—	—
Mr José Antonio Álvarez Álvarez	194,665	—	—	(48,667)	—	—
Mr Rodrigo Echenique Gordillo[3]	144,180	—	—	(36,046)	—	—
	627,255			(156,815)
2017 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	344,625	—	(68,925)	—	—	—
Mr José Antonio Álvarez Álvarez	230,471	—	(46,094)	—	—	—
Mr Rodrigo Echenique Gordillo[3]	179,608	—	(35,922)	—	—	—
	754,704		(150,941)
2018 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	860,865	(344,346)	—	—	—	—
Mr José Antonio Álvarez Álvarez	575,268	(230,107)	—	—	—	—
Mr Rodrigo Echenique Gordillo[3]	456,840	(182,736)	—	—	—	—
	1,892,973	(757,189)
2019 variable remuneration
Ms Ana Botín-Sanz de Sautuola y O’Shea	—	—	—	—	—	887,193
Mr José Antonio Álvarez Álvarez	—	—	—	—	—	592,915
Mr Rodrigo Echenique Gordillo[3]	—	—	—	—	—	272,480
						1,752,588
2020 variable remuneration[1]
Ms Ana Botín-Sanz de Sautuola y O’Shea	—	—	—	—	—	—
Mr José Antonio Álvarez Álvarez	—	—	—	—	—	—
Mr Sergio Rial[2]	—	—	—	—	—	—

1.For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfilment of multiannual objectives.
2.Mr. Sergio Rial's share-based variable remuneration awarded in shares of Banco Santander (Brasil). He has the right to a maximum of 51,483 Santander shares and 269,148 options over Santander shares for his participation in the 2019 Digital Transformation Award.
3.Mr. Rodrigo Echenique stepped down as executive director on 30 April 2019. Non-executive director from 1 May 2019 to 22 December 2020.
4.In addition, Mr. Ignacio Benjumea Cabeza de Vaca received 35,372 shares during 2020 and maintains the right to a maximum of 35,369 shares arising from his participation in the corresponding plans during his term as executive vice president.

Maximum number of shares to be delivered at December 31, 2019	Instruments matured but not consolidated at January 1, 2020	Shares delivered in 2020 (immediate payment 2019 variable remuneration)	Shares delivered in 2020 (deferred payment 2018 variable remuneration)	Shares delivered in 2020 (deferred payment 2017 variable remuneration)	Shares delivered in 2020 (deferred payment 2016 variable remuneration)	Shares delivered in 2020 (deferred payment 2015 variable remuneration)	Variable remuneration 2020 (Maximum number of shares to be delivered)	Maximum number of shares to be delivered at December 31, 2020

128,809	—	—	—	—	—	(64,404)	—	64,405
85,620	—	—	—	—	—	(42,811)	—	42,809
63,422	—	—	—	—	—	(31,712)	—	31,710
277,851						(138,927)		138,924

216,308	(51,265)	—	—	—	(55,014)	—	—	110,029
145,998	(34,602)	—	—	—	(37,133)	—	—	74,263
108,134	(25,628)	—	—	—	(27,503)	—	—	55,003
470,440	(111,495)				(119,650)			239,295

275,700	—	—	—	(68,925)	—	—	—	206,775
184,377	—	—	—	(46,094)	—	—	—	138,283
143,686	—	—	—	(35,922)	—	—	—	107,764
603,763				(150,941)				452,822

516,519	—	—	(103,304)	—	—	—	—	413,215
345,161	—	—	(69,032)	—	—	—	—	276,129
274,104	—	—	(54,821)	—	—	—	—	219,283
1,135,784			(227,157)					908,627

887,193	—	(354,877)	—	—	—	—	—	532,316
592,915	—	(237,166)	—	—	—	—	—	355,749
272,480	—	(108,992)	—	—	—	—	—	163,488
1,752,588		(701,035)						1,051,553

—	—	—	—	—	—	—	310,615	310,615
—	—	—	—	—	—	—	168,715	168,715
—	—	—	—	—	—	—	355,263	355,263
							834,593	834,593

Directors
Related party transactions key personnel
Schedule summarising annual emolument
The annual amounts received individually by the directors in 2020 and 2019 based on the positions held by them on the board and their membership of the board committees were as follows:

	2020		2019
Amount per director in euros	1 Apr to 31 Dec	1 Jan to 31 Mar
Members of the board of directors	49,500	22,500	90,000
Members of the executive committee	93,500	42,500	170,000
Members of the audit committee	22,000	10,000	40,000
Members of the appointments committee	13,750	6,250	25,000
Members of the remuneration committee	13,750	6,250	25,000
Members of the risk supervision, regulation and compliance committee	22,000	10,000	40,000
Members of the responsible banking, sustainability and culture committee	8,250	3,750	15,000
Chairman of the audit committee	38,500	17,500	70,000
Chairman of the appointments committee	27,500	12,500	50,000
Chairman of the remuneration committee	27,500	12,500	50,000
Chairman of the risk supervision, regulation and compliance committee	38,500	17,500	70,000
Chairman of the responsible banking, sustainability and culture committee	27,500	12,500	50,000
Lead director	60,500	27,500	110,000
Non-executive vice chairmen	16,500	7,500	30,000
*Mr. Bruce Carnegie-Brown, in view of the positions held on the board and its committees, in particular as chairman of the appointments and remuneration committees and as coordinating director, and the time and dedication required to properly perform such positions, has been assigned a minimum total annual remuneration of EUR 700,000 since 2015, including the annual allowance for the items corresponding to him of those indicated above and attendance fees. However, in line with the decision taken by the board of directors to reduce his fees by 20% with effect from April 1, 2020, which is shared by Mr. Bruce Carnegie-Brown, the same reduction shall be applied to this amount. Accordingly, the amount assigned for 2020 will be EUR 595,000.

Schedule summarising attendance fees
The fees for 2019 and 2020 are as follows:

	2020		2019
Attendance fees per director per meeting in euros	1 Apr to 31 Dec	1 Jan to 31 Mar
Board of directors	2,080	2,600	2,600
Audit committee and risk supervision, regulation and compliance committee	1,360	1,700	1,700
Other committees (excluding executive committee)	1,200	1,500	1,500

Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)	The detail, by bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2020 and 2019 is provided below:

EUR thousand
	2020
	Bylaw-stipulated emoluments
	Annual emolument							Attendance fees and commissions
	BoardN	Executive committee	Audit committee	Appointments committee	Remuneration committee	Risk supervision, regulation and compliance oversight committee	Responsible banking, sustainability and culture committee
Ms Ana Botín-Sanz de Sautuola y O’Shea	77	145	—	—	—	—	13	55
Mr José Antonio Álvarez Álvarez	77	145	—	—	—	—	—	49
Mr Bruce Carnegie-Brown	326	145	—	21	21	—	—	82
Ms Homaira Akbari	77	—	34	—	—	—	13	79
Mr Francisco Javier Botín-Sanz de Sautuola y O’SheaA	77	—	—	—	—	—	—	45
Mr Álvaro Antonio Cardoso de SouzaB	136	—	—	—	—	34	13	60
Mr Ramón Martín Chávez MárquezC	8	—	—	1	5	8	—	15
Ms Sol Daurella Comadrán	77	—	—	21	21	—	13	82
Mr Henrique Manuel Drummond Borges Cirne de CastroD	77	—	34	—	21	—	—	85
Ms Gina Díez BarrosoE	2	—	—	—	—	—	—	2
Mr Luis Isasi Fernández de BobadillaF	44	84	—	—	12	20	—	43
Mr Ramiro Mato García-Ansorena	119	145	34	—	—	34	13	86
Mr Sergio RialG	42	—	—	—	—	—	—	21
Ms Belén Romana García	98	145	34	—	—	34	13	94
Mrs Pamela Ann WalkdenH	114	—	34	—	—	—	—	66
Mr Rodrigo Echenique GordilloI	75	—	—	21	—	—	—	60
Mr Ignacio Benjumea Cabeza de VacaJ	35	65	—	—	10	15	6	43
Mr Guillermo de la Dehesa RomeroK	23	44	—	6	6	—	—	28
Ms Esther Giménez-Salinas i ColomerL	64	—	—	18	—	28	11	71
Mr Carlos Fernández GonzálezM	—	—	—	—	—	—	—	—
Total 2020	1,548	918	170	88	96	173	95	1,066
Total 2019	1,794	1,247	168	117	125	200	120	1,094
A.    All amounts received were reimbursed to Fundación Botín.
B.    Director since 1 April 2018.
C.    Director since 27 October 2020.
D.    Director since 17 July 2019.
E.    Director since 22 December 2020.
F.     Director since 19 May 2020.
G.     Executive director since 30 May 2020.
H.    Director since 29 October 2019.
I.    Stepped down as executive director on 30 April 2019. Non-executive director from 1 May 2019 to 22 December 2020.
J.    Stepped down as director on 5 May 2020.
K.    Stepped down as director on 3 April 2020.
L.    Stepped down as director on 27 October 2020.
M.    Stepped down as director on 28 October 2019.
N    Includes emoluments for chairing committees and other roles.

Schedule summarising remuneration related to multi-annual variable objectives
Following is the detail, by executive director, of the salaries linked to multi-year objectives at their fair value, which will only be received if the conditions of permanence in the group, non-applicability of malus clauses and achievement of the established objectives are met (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of amount agreed-upon at the end of the year) in the terms described in note 46.

EUR thousand
	2020			2019
	Variable subject to Long-term objectives[1]
	In cash	In shares	Total	Total
Ms Ana Botín-Sanz de Sautuola y O’Shea	210	210	420	1,642
Mr José Antonio Álvarez Álvarez	114	114	228	1,096
Mr Rodrigo Echenique Gordillo	—	—	—	504
Total	324	324	648	3,242
1. Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2024, 2025 and 2026, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of malus clauses and achievement of the objectives established.

Schedule summarising remuneration related to provisions for retirement pensions and supplementary benefits
The provisions recognised in 2020 and 2019 for retirement pensions and supplementary benefits (surviving spouse and child benefits, and permanent disability) were as follows:

EUR thousand
	2020	2019
Ms Ana Botín-Sanz de Sautuola y O’Shea	1,155	1,145
Mr José Antonio Álvarez Álvarez	864	858
Total	2,019	2,003

Schedule summarising remuneration related to welfare system
Following is a detail of the balances relating to each of the executive directors under the welfare system as of 31 December 2020 and 2019:

EUR thousand
	2020	2019
Ms Ana Botín-Sanz de Sautuola y O’Shea	49,444	48,104
Mr José Antonio Álvarez Álvarez	18,082	17,404
Mr Rodrigo Echenique Gordillo[1]	—	13,268
Total	67,526	78,776
1.    Mr Rodrigo Echenique has not participated in the defined contribution pension scheme described in the preceding paragraphs. However, for reference purposes, this year’s table details his rights before he was named an executive director. Mr. Rodrigo Echenique's accrued obligation as of December 2020 is zero, since he received the benefit in the form of capital in 2020. Therefore, there is no pending commitment in this regard in respect of Rodrigo Echenique.

Schedule summarising remuneration related to life and disability insurance	Also, the following table provides information on the sums insured for the Bank’s executive directors:

Insured capital
EUR thousand
	2020	2019
Ms Ana Botín-Sanz de Sautuola y O’Shea	21,984	22,475
Mr José Antonio Álvarez Álvarez	18,703	19,373
Mr Rodrigo Echenique Gordillo	—	5,400
Total	40,687	47,248

Schedule summarising the cash paid for awards
In addition, the table below shows the cash delivered in 2020 and 2019, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee, that one-fifth relating to each plan had accrued:

EUR thousand
	2020		2019
	Cash paid (immediate payment 2019 variable remuneration)	Cash paid (deferred payments from 2018, 2017, 2016 and 2015 variable remuneration)	Cash paid (immediate payment 2018 variable remuneration)	Cash paid (deferred payments from 2017, 2016 and 2015 variable remuneration)
Ms. Ana Botín-Sanz de Sautuola y O’Shea	1,302	1,383	1,480	1,025
Mr. José Antonio Álvarez Álvarez	870	925	989	686
Mr. Rodrigo Echenique Gordillo	400	712	785	519
	2,572	3,020	3,254	2,230

Schedule of exposure to risk	’s direct risk exposure to the bank’s directors and the guarantees provided for them are detailed below. These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2020			2019
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Mrs. Ana Patricia Botín	14	—	14	18	—	18
Mr. José Antonio Álvarez Álvarez	5	—	5	27	—	27
Mr. Bruce Carnegie-Brown	—	—	—	—	—	—
Mr. Rodrigo Echenique Gordillo**	—	—	—	33	—	33
Mr. Javier Botín-Sáenz de Sautuola	2	—	2	21	—	21
Mrs. Sol Daurella Comadrán	22	—	22	55	—	55
Mrs. Esther Gimenéz-Salinas i Colomer****	—	—	—	1	—	1
Mr. Ignacio Benjumea Cabeza de Vaca*	—	—	—	1	—	1
Mrs. Belén Romana García	—	—	—	21	—	21
Mr. Guillermo de la Dehesa Romero***	—	—	—	56	—	56
Mr. Ramiro Mato García-Ansorena	—	—	—	—	—	—
Mrs. Homaira Akbari	—	—	—	—	—	—
Mr. Álvaro Antonio Cardoso de Souza	—	—	—	—	—	—
Mr. Henrique Manuel Drummond Borges Cirne de Castro	—	—	—	—	—	—
Mrs. Pamela Ann Walkden	—	—	—	—	—	—
Mr. Luis Isasi Fernández de Bobadilla	—	—	—	—	—	—
Mr. Sergio Agapito Lires Rial	—	—	—	—	—	—
Mr. R. Martín Chávez	—	—	—	—	—	—
Mrs. Gina Lorenza Díez Barroso Arcárraga	6	—	6	—	—	—
	49	—	49	233	—	233
*    Mr. Ignacio Benjumea Cabeza de Vaca resigns as a member of the Board in June 2020.
**    Mr. Rodrigo Echenique Gordillo resigns as a member of the Board in December 2020.
***    Mr. Guillermo de la Dehesa resigns as a member of the Board in June 2020.
****    Ms. Esther Gimenez-Salinas i Colomer resigns as a member of the Board in December 2020.

Current senior managers
Related party transactions key personnel
Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives)	The table below includes the amounts relating to the short-term remuneration of the members of senior management at 31 December 2020 and those at 31 December 2019, excluding the remuneration of the executive directors, which is detailed above:

EUR thousand
		Short-term salaries and deferred remuneration
			Variable remuneration (bonus) - Immediate payment		Deferred variable remuneration
Year	Number of persons	Fixed	In cash	In shares[2]	In cash	In shares	Pensions	Other remuneration[1]	Total [3]
2020	18	21,642	5,739	5,740	2,470	2,471	6,039	6,312	50,413
2019	18	22,904	7,668	7,669	3,336	3,337	6,282	15,337	66,532
1.    Includes other remuneration items such as life and medical insurance premiums and localization aids.
2.    The amount of immediate payment in shares for 2020 is 2,135,700 shares (2,090,536 Santander shares in 2019).
3.    The deferred amount in shares not linked to long-term objectives for 2020 is 919,308 shares (909,534 Santander shares in 2019).

Schedule summarising remuneration related to multi-annual variable objectives
Also, the detail of the breakdown of the remuneration linked to long-term objectives of the members of senior management at 31 December 2020 and 31 December 2019 is provided below. These remuneration payments shall be received, as the case may be, in the corresponding deferral periods, upon achievement of the conditions stipulated for each payment (see note 46):

EUR thousand
		Variable remuneration subject to long-term objectives[1]
Year	Number of people	Cash payment	Share payment	Total
2020	18	2,594	2,594	5,188
2019	18	3,503	3,504	7,007
1.    Relates to the fair value of the maximum annual amounts for years 2024, 2025 and 2026 of the fifth cycle of the deferred conditional variable remuneration plan (2022, 2024 and 2025 for the fourth cycle of the deferred variable compensation plan linked to annual objectives for the year 2019).

Schedule summarising shares assigned for deferred variable remuneration plans
The maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive as of 31 December 2020 and 31 December 2019 relating to the deferred portion under the various plans then in force is the following (see note 46):

Maximum number of shares to be delivered
	2020	2019
Deferred conditional variable remuneration plan (2015)	179,617	391,074
Deferred conditional variable remuneration plan (2017)	2,786	—
Deferred conditional variable remuneration plan (2018)	6,949	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	417,818	660,205
Deferred conditional variable remuneration plan and linked to objectives (2017)	791,360	1,115,570
Deferred conditional variable remuneration plan and linked to objectives (2018)	1,512,992	1,986,754
Deferred conditional variable remuneration plan and linked to objectives (2019)	2,154,312	2,273,859

Former directors of the bank
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans	The chart below includes information on the maximum number of shares to which former members of the Board of Directors who ceased in office prior to 1 January 2019 are entitled for their participation in the various deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to the years in which they were Executive Directors. Also set forth below is information on the deliveries, whether in shares or in cash, made in 2020 and 2019 to former board members, upon achievement of the conditions for the receipt thereof (see note 46):

Maximum number of shares to be delivered
	2020	2019
Deferred conditional variable remuneration plan (2015)	60,847	121,694
Deferred conditional variable remuneration plan and linked to objectives (2016)	65,502	98,253
Deferred conditional variable remuneration plan and linked to objectives (2017)	47,956	140,531

Number of shares delivered
	2020	2019
Deferred conditional variable remuneration plan (2015)	60,847	60,847
Performance shares plan ILP (2015)	0	129,612
Deferred conditional variable remuneration plan and linked to objectives (2016)	32,751	42,924
Deferred conditional variable remuneration plan and linked to objectives (2017)	35,132	35,132

Executive vicepresident
Related party transactions key personnel
Schedule summarising shares assigned for deferred variable remuneration plans
Since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, the following number of Santander shares was delivered in 2020 and 2019 to the senior management, in addition to the payment of the related cash amounts:

Number of shares delivered
	2020	2019
Deferred conditional variable remuneration plan (2015)	179,614	257,187
Performance shares plan ILP (2015)	—	515,456
Deferred conditional variable remuneration plan (2017)	2,786	—
Deferred conditional variable remuneration plan (2018)	3,474	—
Deferred conditional variable remuneration plan and linked to objectives (2016)	170,185	215,868
Deferred conditional variable remuneration plan and linked to objectives (2017)	219,363	245,575
Deferred conditional variable remuneration plan and linked to objectives (2018)	342,884	—